PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

February 28, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds)

CIK No. 0000826644

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectuses and Statements of Additional Information relating to Class A, Class C, Class R, Class R5, Class R6, Class Y and Investor Class shares as applicable of Invesco All Cap Market Neutral Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Developing Markets Fund, Invesco Emerging Markets Flexible Bond Fund, Invesco Emerging Markets Select Equity Fund, Invesco Endeavor Fund, Invesco Global Infrastructure Fund, Invesco Global Market Neutral Fund, Invesco Global Targeted Returns Fund, Invesco Greater China Fund, Invesco Health Care Fund, Invesco Long/Short Equity Fund, Invesco Low Volatility Emerging Markets Fund, Invesco Macro Allocation Strategy Fund, Invesco MLP Fund, Invesco Multi-Asset Income Fund, Invesco Pacific Growth Fund, Invesco Select Companies Fund, Invesco U.S. Managed Volatility Fund and Invesco World Bond Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 174 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 174 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 27, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter A. Davidson

Peter Davidson
Assistant General Counsel